Prepayments for Lease of Land (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2023
Prepayments for Lease of Land [Line Items]
Prepayments for lease of land				$ 285,553
Amortization expenses		$ 10,561	$ 22,226
Beijing [Member]
Prepayments for Lease of Land [Line Items]
Prepayments for lease of land				$ 285,553